Trade Receivables, Net (Restated) (Details Textual)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Trade Receivables, Net (Restated) [Abstract]
Trade receivables collection period	122 days	122 days